DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS (Tables)	12 Months Ended
Dec. 31, 2018
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Other Receivables
a)	Other receivables

	2018		2017
	Current	Non Current	Current	Non Current
VAT credit balance	300,272	-	155,570	-
Other tax receivables	9,988	2,044	10,674	3,786
Prepaid expenses	47,756	-	32,162	-
Advances to suppliers	1,850,997	-	554,417	-
Subsidies receivables	292,866	-	255,886	-
Guaranteed deposits	1,139	-	-	-
Other Receivables UT	29,706	-	3,318	-
Others	130,334	6,189	14,576	14,088
Total	2,663,058	8,233	1,026,603	17,874

Trade Receivables
b)	Trade receivables

	2018		2017
	Current	Non Current	Current	Non Current
Commons	2,898,908	-	2,965,995	4,511
UT	20,442	-	225,565	-
Natural Gas Transportation	1,657,456	-	1,314,592	-
Production and Commercialization of Liquids	1,092,536	-	1,342,194	-
Other services	128,474	-	83,644	4,511
Related parties (Note 21)	348,112	-	36,437	-
Natural Gas Transportation	73,243	-	14,302	-
Production and Commercialization of Liquids	8,124	-	-	-
Other services	266,745	-	22,135	-
Allowance for doubtful accounts	(132,521)	-	-	-
Total	3,114,499	-	3,002,432	4,511

The movement of the allowance for doubtful accounts is as follows:

For doubtful accounts
Balances as of 12/31/2016	36,304
Inflation adjustment restatement	(12,909)
Additions	-
Applications	-
Decreases (1)	(23,395)
Balances as of 12/31/2017	-
Additions (1)	132,521
Applications	-
Decreases	-
Balances as of 12/31/2018	132,521

(1)	The total amount is recorded in Selling Expenses

Cash and Cash Equivalents
c)	Cash and cash equivalents

	2018	2017
Cash and banks	5,964,008	981,710
UT Cash and banks	153	695
Mutual funds	610,108	-
Bank account	2,146,801	1,866,194
Interest-bearing accounts	7,909,391	973,646
UT Mutual funds	14,366	94,502
Total	16,644,827	3,916,747

Contract Liabilities
d)	Contract liabilities

	12/31/2018		1/1/2018
	Current	Non Current	Current	Non Current
Natural Gas Transportation	67,978	1,198,855	101,990	1,257,599
Production and Commercialization of Liquids	25,514	255,075	14,546	269,614
Other services	2,018	15,121	11,888	7,927
UT	34,068	-	88,396	-
Total	129,578	1,469,051	216,820	1,535,140

Advances from Customers
e)	Advances from customers

	2018		2017
	Current	Non Current	Current	Non Current
Natural Gas Transportation	-	-	101,990	1,257,599
Production and Commercialization of Liquids	-	-	14,546	269,614
Other Services	-	-	11,888	7,927
UT	-	-	88,396	-
Total	-	-	216,820	1,535,140

Other Payables
f)	Other payables

	2018		2017
	Current	Non Current	Current	Non Current
UT Other liabilities	73,621	-	-	-
Provision for compensation for the Board of Directors and Supervisory Committee Supervisory Commitee	5,409	-	-	-
Justice fee payable	-	-	47,072	-
Others	1,644	-	2,459	-
Total	80,674	-	49,531	-

Taxes Payables
g)	Taxes payables

	2018		2017
	Current	Non Current	Current	Non Current
Withholdings for income tax made to third parties	110,623	-	79,749	-
Health and safety tax	8,790	-	-	-
Turnover Tax	62,714	-	42,613	-
UT Others	2,752	-	-	-
Others	17,343	-	20,200	-
Total	202,222	-	142,562	-

Trade Payables
h)	Trade payables

	2018		2017
	Current	Non Current	Current	Non Current
Suppliers	2,798,453	-	1,967,080	-
UT Suppliers	90,252	-	11,236	-
Customers (credit balances)	2,235	-	15,851	-
Related parties (Note 21)	201,097	-	151,571	-
Total	3,092,037	-	2,145,738	-

Revenues
i)	Revenues
	2018	2017	2016
Sales of goods and services	33,655,943	19,605,611	14,331,482
Subsidies	406,727	347,655	314,028
Total	34,062,670	19,953,266	14,645,510

Disaggregation of Revenues
Below is a table in which revenues are disaggregated considering the type of market and the opportunity to satisfy performance obligations:

Year ended December 31, 2018
	Natural gas transportation	Production and commercialization of liquids	Other services	Telecommunications	Total
Primary geographical market:
External market	-	6,025,445	-	-	6,025,445
Domestic market	15,462,061	10,601,984	1,810,109	163,071	28,037,225
Total	15,462,061	16,627,429	1,810,109	163,071	34,062,670

Timing of revenue recognition:
Over the time	15,462,061	705,309	1,810,109	163,071	18,140,550
At a point in time	-	15,922,120	-	-	15,922,120
Total	15,462,061	16,627,429	1,810,109	163,071	34,062,670

Year ended December 31, 2017
	Natural gas transportation	Production and commercialization of liquids	Other services	Telecommunications	Total
Primary geographical market:
External market	-	4,332,548	-	-	4,332,548
Domestic market	7,456,052	6,841,427	1,199,170	124,069	15,620,718
Total	7,456,052	11,173,975	1,199,170	124,069	19,953,266

Timing of revenue recognition:
Over the time	7,456,052	534,842	1,199,170	124,069	9,314,133
At a point in time	-	10,639,133	-	-	10,639,133
Total	7,456,052	11,173,975	1,199,170	124,069	19,953,266

Year ended December 31, 2016
	Natural gas transportation	Production and commercialization of liquids	Other services	Telecommunications	Total
Primary geographical market:
External market	-	2,841,403	-	-	2,841,403
Domestic market	4,162,220	6,563,390	956,948	121,549	11,804,107
Total	4,162,220	9,404,793	956,948	121,549	14,645,510

Timing of revenue recognition:
Over the time	4,162,220	570,904	956,948	121,549	5,811,621
At a point in time	-	8,833,889	-	-	8,833,889
Total	4,162,220	9,404,793	956,948	121,549	14,645,510

Detailed information of revenues on each business segment for the years ended December 31, 2018, 2017 and 2016 is disclosed below:

i.	Natural Gas Transportation:

	2018	2017	2016
Firm	12,243,699	5,831,927	2,988,232
Access and Charge	565,809	433,575	420,897
Interruptible and Others	2,652,553	1,190,550	753,091
Total	15,462,061	7,456,052	4,162,220

ii.	Production and Commercialization of Liquids:

	2018	2017	2016
Product	15,515,393	10,255,416	8,062,864
Services	705,309	570,904	1,027,901
Government grants	406,727	347,655	314,028
Total	16,627,429	11,173,975	9,404,793

iii.	Other services:

	2018	2017	2016
Conditioning and treatment	735,099	546,758	410,644
Operation and maintenance	480,112	414,576	328,975
Steam sales	136,764	96,587	106,212
Construction	21,321	138,638	100,543
UT Construction	433,200	-	-
Others	3,613	2,611	10,574
Total	1,810,109	1,199,170	956,948

Cost of Sales
j)	Cost of sales

	2018	2017	2016
Inventories at the beginning of the year	183,745	241,477	240,933
Purchases	8,860,447	6,013,669	5,453,359
Operating costs (Note 8.k.)	7,504,392	5,864,281	4,572,609
Inventories at the end of the year	(360,274)	(183,745)	(241,477)
Total	16,188,310	11,935,682	10,025,424

Expenses by Nature
k)	Expenses by nature – Information required under art. 64 paragraph I, clause B) Commercial Companies Law

	2018
		Operating expenses
Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	1,912,950	891,140	567,798	356,913	97,099		-
Social security taxes	320,232	144,748	84,940	69,616	20,928		-
Compensation to Directors and Supervisory Committee	25,819	-	-	25,819	-		-
Professional services fees	274,697	7,047	135,626	125,232	6,792		-
Technical operator assistance fees	1,317,176	838,032	479,144	-	-		-
Materials	223,940	68,688	155,252	-	-		-
Third parties services	261,779	102,315	130,258	19,790	9,416		-
Telecommunications and post expenses	21,776	4,196	2,857	14,258	465		-
Rents	24,786	7,657	10,301	5,946	882		-
Transports and freight	68,094	42,231	22,984	2,879	-		-
Easements	54,076	54,076	-	-	-		-
Offices supplies	6,997	2,371	861	3,130	635		-
Travels expenses	85,273	38,173	26,740	16,396	3,964		-
Insurance	66,269	38,167	23,695	4,404	3		-
Property, plant and equipment maintenance	1,265,254	1,105,531	144,116	15,607	-		-
Depreciation of property, plant and equipment	2,223,083	1,612,884	342,706	267,493	-		-
Taxes and contributions	1,675,901	170,521	20,082	2,128	1,483,170	(1)	-
Advertising	4,856	-	-	-	4,856		-
Doubtful accounts	132,521	-	-	-	132,521		-
Banks expenses	12,150	-	-	12,150	-		-
Interests expense	1,675,437	-	-	-	-		1,675,437
Foreign exchange loss	13,122,031	-	-	-	-		13,122,031
Other financial charges	243,524	-	-	-	-		243,524
Costs of services rendered to third parties	165,277	-	165,277	-	-		-
Other expenses	88,000	36,501	27,477	20,052	3,970		-

Total 2018	25,271,898	5,164,278	2,340,114	961,813	1,764,701		15,040,992

(1)	Includes tax on exports for Ps. 248,883 for the year ended December 31, 2018.

		2017

		Operating expenses

Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other compensations	1,791,444	864,168	469,199	357,902	100,175		-
Social security taxes	308,469	135,826	80,500	70,258	21,885
Compensation to Directors and Supervisory Committee	13,816	-	-	13,816	-		-
Professional services fees	99,599	2,409	4,931	83,979	8,280		-
Technical operator assistance fees	577,187	260,036	317,151	-	-		-
Materials	97,057	29,979	67,078	-	-		-
Third parties services	206,456	85,959	103,408	17,089	-		-
Telecommunications and post expenses	16,093	2,150	1,972	11,196	775		-
Rents	10,939	3,161	1,581	5,442	755		-
Transports and freight	57,869	34,450	19,772	3,614	33		-
Easements	35,265	35,265	-	-	-		-
Offices supplies	5,612	1,665	585	2,618	744		-
Travels expenses	31,035	13,879	5,113	8,991	3,052		-
Insurance	52,660	30,744	17,527	3,909	480		-
Property, plant and equipment maintenance	1,005,258	865,572	129,280	8,639	1,767		-
Depreciation of property, plant and equipment	2,020,216	1,569,839	325,104	125,273	-		-
Taxes and contributions	918,821	213,123	13,395	1,186	691,117	(1)	-
Advertising	767	-	3	-	764		-
Doubtful accounts	(23,395)	-	-	-	(23,395)		-
Banks expenses	7,217	-	-	7,217	-		-
Interests expense	846,366	-	-	-	-		846,366
Foreign exchange loss	1,117,201	-	-	-	-		1,117,201
Other financial charges	167,920	-	-	-	-		167,920
Costs of services rendered to third parties	115,272	-	115,272	-	-		-
Other expenses	57,794	30,640	13,545	12,745	864		-

Total 2017	9,536,938	4,178,865	1,685,416	733,874	807,296		2,131,487

(1)	Includes tax on exports for Ps. 1,286 for the year ended December 31, 2017

	2016

		Operating expenses

Accounts	Total	Regulated Activities	Non Regulated Activities	Administrative expenses	Selling expenses		Financial expenses

Salaries, wages and other contributions	1,603,431	796,925	393,027	321,349	92,130		-
Social security taxes	276,390	128,245	66,702	61,543	19,900		-
Compensation to Directors and Supervisory Committee	12,345	-	-	12,345	-		-
Professional services fees	80,706	2,580	7,002	64,122	7,002		-
Technical operator assistance fees	329,826	105,950	223,876	-	-		-
Materials	85,497	28,376	57,121	-	-		-
Third parties services	183,154	72,598	95,078	15,478	-		-
Telecommunications and post expenses	9,766	553	2,211	6,818	184		-
Rents	6,818	1,658	737	4,054	369		-
Transports and freight	54,541	33,904	19,347	1,290	-		-
Easements	38,326	38,326	-	-	-		-
Offices supplies	5,159	1,843	737	2,395	184		-
Travels expenses	19,533	9,582	2,764	5,344	1,843		-
Insurance	51,962	29,666	18,242	3,501	553		-
Property, plant and equipment maintenance	408,504	294,447	102,080	9,766	2,211		-
Depreciation of property, plant and equipment	2,095,419	1,527,999	210,876	356,544	-		-
Taxes and contributions	703,136	160,122	17,320	1,474	524,220	(1)	-
Advertising	737	-	-	-	737		-
Doubtful accounts	38,142	-	-	-	38,142		-
Banks expenses	4,054	-	-	4,054	-		-
Interests expense	937,454	-	-	-	-		937,454
Foreign exchange loss	1,486,399	-	-	-	-		1,486,399
Other financial charges	131,536	-	-	-	-		131,536
Derivate financial instruments	9,383	-	-	-	-		9,383
Costs of services rendered to third parties	84,207	-	84,207	-	-		-
Other expenses	57,581	26,900	11,608	10,690	8,383		-

Year ended Deccember 31, 2016	8,714,006	3,259,674	1,312,935	880,767	695,858		2,564,772

(1)	Includes tax on exports of Ps. 11,081 for the year ended December 31, 2016.

Net Financial Results
l)	Net financial results

	2018	2017	2016
Financial income
Derivative financial instrument results	106,084	-	-
Interest income	1,345,278	133,116	206,402
Fair value gains on financial instruments through profit or loss	1,372,933	442,480	329,401
Foreign exchange gain	8,164,243	561,572	280,988
Subtotal	10,988,538	1,137,168	816,791
Financial expenses
Interest expense	(1,675,437)	(846,366)	(937,454)
Foreign exchange loss	(13,122,031)	(1,117,201)	(1,486,399)
Derivative financial instrument results	-	-	(9,383)
Other financial charges	(243,524)	(167,920)	(131,536)
Less: Capitalized borrowing costs	-	-	-
Subtotal	(15,040,992)	(2,131,487)	(2,564,772)
Gain on net monetary results	1,206,195	465,975	1,038,647
Total	(2,846,259)	(528,344)	(709,334)

Other Operating Expenses
m)	Other operating expenses

	2018	2017	2016
Disposal of property, plant and equipment	(158,516)	(131,419)	(16,368)
Net increase in provisions (1)	(770,802)	(228,196)	(124,437)
Recovery of insurance	23,874	194,689	-
Write off of other receivables	-	(105,047)	-
Others	14,657	(1,622)	10,161
Total	(890,787)	(271,595)	(130,644)

(1)	Includes judicial costs

Other Financial Assets at Fair Value through Profit or Loss
n)	Other financial assets at fair value through profit or loss
	2018		2017
	Current	Non Current	Current	Non Current
Government bonds	-	-	218,707	-
Private bonds	-	-	106,451	-
Total	-	-	325,158	-

Other Financial Assets at Amortized Cost
o)	Other financial assets at amortized cost

	2018		2017
	Current	Non Current	Current	Non Current
VRD bonds	5,714	8,760	10,499	21,369
Government Bonds (Argentine National Treasury Notes)	-	-	1,361,756	-
Government Bonds (Central Bank Notes)	-	-	761,856	-
Total	5,714	8,760	2,134,111	21,369

Payroll and Social Security Taxes Payable
p)	Payroll and social security taxes payable

	2018		2017
	Current	Non Current	Current	Non Current
Vacation benefit payable	170,690	-	154,643	-
Annual bonus payable	133,365	-	125,344	-
Social security taxes payable	67,381	-	67,287	-
UT	12,200	-	-	-
Total	383,636	-	347,274	-